Simple agreements for future equity (Details) - Exascale Labs Inc [Member]		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Volatility	[1]	88.70%	78.60%
Risk-free rate	[2]	3.90%	4.00%
Credit spread	[3]	9.70%	8.90%
Discount rate	[4]	13.60%	12.80%
Dividend yield	[5]	0.00%	0.00%

[1]	Volatility: Derived with reference to historical price volatility of comparable companies
[2]	Risk-free rate: Derived with reference to U.S. sovereign bond yield
[3]	Credit spread: Risk premium over the risk-free rate, derived with reference to the spread of CCC rated bonds
[4]	Discount rate: Sum of risk-free rate and credit spread
[5]	Dividend yield: Derived with reference to historical dividend record of the Company